RELATED PARTY TRANSACTIONS - Purchases of Goods and Services From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 1,838	$ 706	$ 93
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	1,838	702	0
Hollycon [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	0	4	16
Electric Motor [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 0	$ 0	$ 77